Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000202310 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202310 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	87.00%
C000202310 | A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202310 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202310 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202310 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202310 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202310 | N/R
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202310 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	85.20%
C000202310 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202310 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202310 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202310 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202310 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202310 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202310 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202310 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202308 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202308 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	87.00%
C000202308 | A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202308 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202308 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202308 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202308 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202308 | N/R
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202308 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	85.20%
C000202308 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202308 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202308 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202308 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202308 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202308 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202308 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202308 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202309 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202309 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	87.00%
C000202309 | A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202309 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202309 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202309 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202309 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202309 | N/R
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	85.20%
C000202309 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202309 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202309 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202309 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202309 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202309 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202309 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202309 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202311 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202311 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	87.00%
C000202311 | A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202311 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202311 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202311 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202311 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202311 | N/R
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202311 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	85.20%
C000202311 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202311 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202311 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202311 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202311 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202311 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202311 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202311 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202266 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	11.90%
C000202266 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	30.00%
C000202266 | A
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202266 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202266 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202266 | B
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202266 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202266 | N/R
Holdings [Line Items]
Percent of Total Investments	20.30%
C000202266 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202266 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202266 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000202266 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202266 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202266 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202266 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000202266 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000202266 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202266 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202266 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202266 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202266 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202266 | Other
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202264 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	11.90%
C000202264 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	30.00%
C000202264 | A
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202264 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202264 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202264 | B
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202264 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202264 | N/R
Holdings [Line Items]
Percent of Total Investments	20.30%
C000202264 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202264 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202264 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000202264 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202264 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202264 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202264 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000202264 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000202264 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202264 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202264 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202264 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202264 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202264 | Other
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202265 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	11.90%
C000202265 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	30.00%
C000202265 | A
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202265 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202265 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202265 | B
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202265 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202265 | N/R
Holdings [Line Items]
Percent of Total Investments	20.30%
C000202265 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202265 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202265 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000202265 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202265 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202265 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202265 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000202265 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000202265 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202265 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202265 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202265 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202265 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202265 | Other
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202267 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	11.90%
C000202267 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	30.00%
C000202267 | A
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202267 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202267 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202267 | B
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202267 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202267 | N/R
Holdings [Line Items]
Percent of Total Investments	20.30%
C000202267 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202267 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202267 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000202267 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202267 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202267 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202267 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000202267 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000202267 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202267 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202267 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202267 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202267 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202267 | Other
Holdings [Line Items]
Percent of Total Investments	1.70%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.
[5]	Rounds to less than 0.1%.
[6]	Rounds to less than 0.1%.
[7]	Rounds to less than 0.1%.
[8]	Rounds to less than 0.1%.